Revenue - Schedule of Remaining Performance Obligations (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Estimated remaining performance obligation	$ 84,000	$ 2,083,589
Year 2023
Estimated remaining performance obligation	$ 84,000